1. GENERAL CONSIDERATIONS (Details 1)	Dec. 31, 2017 Integer
Parent
Entity Information [Line Items]
Managers, deputy managers and main executives	89
Professionals and technicians	593
Other workers, salespeople and administrative	1,174
Total	1,856
Subsidiaries in Chile
Entity Information [Line Items]
Managers, deputy managers and main executives	23
Professionals and technicians	151
Other workers, salespeople and administrative	426
Total	600
Subsidiaries Abroad
Entity Information [Line Items]
Managers, deputy managers and main executives	71
Professionals and technicians	284
Other workers, salespeople and administrative	506
Total	861
Consolidated
Entity Information [Line Items]
Managers, deputy managers and main executives	183
Professionals and technicians	1,028
Other workers, salespeople and administrative	2,106
Total	3,317